Income taxes - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, basis	$ 2,900	$ 2,866
Unused tax credits, basis	0	0
Tax losses carried forward, basis	20,552	23,434
Total unrecognised deferred tax assets, basis	23,452	26,300
Deductible temporary differences, unrecognised deferred tax asset	1,203	1,204
Unused tax credits	264	212
Tax losses carried forward, unrecognised deferred tax asset	5,047	5,677
Total unrecognised deferred tax assets	$ 6,514	7,093
Percentage of unrecognised tax losses that can be carried forward indefinitely	22.00%
Remaining unrecognised tax losses expiry date	after 2032
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	$ 4,206	4,649
Angola [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	$ 749	$ 740